Document and Entity Information	Jun. 02, 2025
Prospectus:
Entity Central Index Key	0001415726
Document Type	497
Prospectus Date	Jun. 02, 2025
Document Effective Date	Jun. 02, 2025
Document Creation Date	Jun. 02, 2025
Document Period End Date	Jun. 02, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Innovator Equity Defined Protection ETF - 1 Yr June | Innovator Equity Defined Protection ETF - 1 Yr June
Prospectus:
Trading Symbol	ZJUN